Summary of Warrant Activity (Details) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
		Dec. 31, 2022	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]		Successor	Successor	Successor		Successor	Predecessor	Predecessor	Successor	Predecessor
Number of warrants, outstanding beginning balance						8,628,706
Number of warrants, granted						11,015,500
Number of warrants, outstanding ending balance		8,628,706	8,628,706	23,742,163		23,742,163			8,628,706
Number of warrants, exercisable ending balance				23,672,360		23,672,360
Weighted average exercise price, Exercisable				$ 4.37		$ 4.37
Weighted average exercise price, beginning balance						10.75
Weighted average exercise price, granted						$ 1.00
Number of warrants, forfeited						(3,669)
Weighted average exercise price, forfeited						$ 11.58
Number of warrants, repriced - old	[1]					(863,500)
Weighted average Repriced price	[1]					$ 11.50
Number of warrants, repriced - new	[1]					4,965,125
Weighted average repriced price	[1]					$ 2.00
Weighted average exercise price, ending balance		$ 10.75	$ 10.75	$ 4.02		$ 4.02			$ 10.75
Weighted average remaining life in years, outstanding						4 years 7 months 6 days
Aggregate intrinsic value, ending balance
Weighted average remaining life in years, exercisable						4 years 7 months 6 days
Aggregate intrinsic value, exercisable
Predecessor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]				Predecessor	Predecessor	Predecessor	Predecessor	Predecessor		Predecessor
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants, outstanding beginning balance			8,628,706			8,628,706
Weighted average exercise price, outstanding, beginning balance			$ 10.75			$ 10.75
Number of warrants, granted
Weighted average exercise price, issued
Number of warrants, outstanding ending balance		8,628,706	8,628,706	23,742,163		23,742,163		8,628,706	8,628,706
Weighted average exercise price, outstanding, ending balance		$ 10.75	$ 10.75					$ 10.75	$ 10.75
Weighted average remaining life, outstanding			4 years 9 months 18 days
Aggregate intrinsic value, outstanding, ending balance
Number of warrants, exercisable ending balance		8,558,904	8,558,904	23,672,360		23,672,360			8,558,904
Weighted average exercise price, Exercisable		$ 10.79	$ 10.79						$ 10.79
Weighted average remaining life, exercisable			4 years 9 months 18 days
Aggregate intrinsic value, exercisable, ending balance
Warrant [Member] | Predecessor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants, outstanding beginning balance			8,560,562				2,154,352	2,154,352	2,154,352
Weighted average exercise price, outstanding, beginning balance			$ 1.52				$ 1.98	$ 1.98	$ 1.98
Number of warrants, granted								6,406,210
Weighted average exercise price, issued								$ 1.37
Number of warrants, outstanding ending balance								8,560,562		2,154,352
Weighted average exercise price, outstanding, ending balance								$ 1.52		$ 1.98
Weighted average remaining life, outstanding								1 year 9 months 18 days
Aggregate intrinsic value, outstanding, ending balance								$ 59,681
Number of warrants, exercisable ending balance								8,560,562
Weighted average exercise price, Exercisable								$ 1.55
Weighted average remaining life, exercisable								3 years 10 months 24 days
Aggregate intrinsic value, exercisable, ending balance								$ 34,203
Number of warrants, Exercised
Weighted average exercise price, exercised

[1]	Warrants represent the reset of the exercise price of the PIPE Warrants to purchase 863,500 shares of common stock to their floor price of $2.00 per share. The warrants were presented as the old warrants going out and the new warrants coming in for ease of presentation.